Property, Plant and Equipment - Schedule of Changes in Carrying Value of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	$ 1,537	$ 1,679	$ 1,793
Capital work-in-progress	119	54	55	$ 67
Property, plant and equipment, Ending balance	1,497	1,537	1,679
Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	3,663	3,658	3,876
Additions	217	212	348
Additions- Business Combinations (Refer to Note 2.10)	5	0	2
Deletions*	(144)	(148)	(268)
Translation difference	(85)	(59)	(300)
Property, plant and equipment, Ending balance	3,656	3,663	3,658
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(2,180)	(2,034)	(2,150)
Deletions*	128	145	266
Depreciation	(279)	(324)	(320)
Translation difference	53	33	170
Property, plant and equipment, Ending balance	(2,278)	(2,180)	(2,034)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	171	174	188
Additions	6
Translation difference	(4)
Property, plant and equipment, Ending balance	173	171	174
Land | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	171	174	188
Additions- Business Combinations (Refer to Note 2.10)		0
Translation difference		(3)	(14)
Property, plant and equipment, Ending balance	173	171	174
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	821	855	940
Property, plant and equipment, Ending balance	744	821	855
Buildings | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1,411	1,407	1,481
Additions	5	36	42
Additions- Business Combinations (Refer to Note 2.10)		0
Deletions*	(13)	(7)
Translation difference	(32)	(25)	(116)
Property, plant and equipment, Ending balance	1,371	1,411	1,407
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(590)	(552)	(541)
Deletions*	2	7
Depreciation	(52)	(54)	(54)
Translation difference	13	9	43
Property, plant and equipment, Ending balance	(627)	(590)	(552)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	139	157	169
Property, plant and equipment, Ending balance	121	139	157
Plant and Machinery | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	637	625	653
Additions	30	40	57
Additions- Business Combinations (Refer to Note 2.10)	1	0	1
Deletions*	(20)	(19)	(32)
Translation difference	(16)	(9)	(54)
Property, plant and equipment, Ending balance	632	637	625
Plant and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(498)	(468)	(484)
Deletions*	18	18	32
Depreciation	(44)	(56)	(58)
Translation difference	13	8	42
Property, plant and equipment, Ending balance	(511)	(498)	(468)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	267	328	329
Property, plant and equipment, Ending balance	268	267	328
Computer Equipment | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1,032	1,037	1,125
Additions	154	112	187
Additions- Business Combinations (Refer to Note 2.10)	1	0	1
Deletions*	(75)	(102)	(191)
Translation difference	(24)	(15)	(85)
Property, plant and equipment, Ending balance	1,088	1,032	1,037
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(765)	(709)	(796)
Deletions*	73	101	190
Depreciation	(148)	(167)	(164)
Translation difference	20	10	61
Property, plant and equipment, Ending balance	(820)	(765)	(709)
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	84	109	99
Property, plant and equipment, Ending balance	71	84	109
Furniture and Fixtures | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	406	409	423
Additions	22	24	62
Additions- Business Combinations (Refer to Note 2.10)	3	0
Deletions*	(36)	(20)	(45)
Translation difference	(9)	(7)	(31)
Property, plant and equipment, Ending balance	386	406	409
Furniture and Fixtures | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(322)	(300)	(324)
Deletions*	35	19	44
Depreciation	(35)	(47)	(44)
Translation difference	7	6	24
Property, plant and equipment, Ending balance	(315)	(322)	(300)
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1	1	1
Property, plant and equipment, Ending balance	1	1	1
Vehicles | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	6	6	6
Additions- Business Combinations (Refer to Note 2.10)		0
Property, plant and equipment, Ending balance	6	6	6
Vehicles | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(5)	(5)	(5)
Property, plant and equipment, Ending balance	$ (5)	$ (5)	$ (5)